CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock Member		Preferred Stock Member	Additional Paid In Capital Member		Retained Earnings Member	Treasury Stock Member	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2010	$ 3,800,531	$ 1,023	[1]	$ 50,160	$ 4,103,211	[1]	$ (347,328)	$ (574)	$ (5,961)
Net Income	151,325						151,325
Issuance of stock	7,690	3	[1]		7,687	[1]
Dividends Abstract
Dividends, Preferred Stock, Cash	(3,723)						(3,723)
Treasury Stock Value Acquired Cost Method	(483)							(483)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent	(36,587)								(36,587)
Transfers To Statutory Reserve					13,000	[1]	(13,000)
Ending Balance at Dec. 31, 2011	3,918,753	1,026	[1]	50,160	4,123,898	[1]	(212,726)	(1,057)	(42,548)
Net Income	245,275						245,275
Issuance of stock	9,402	6	[1]		9,396	[1]
Dividends Abstract
Dividends, Preferred Stock, Cash	(3,723)						(3,723)
Stock Issued During Period, Value, Treasury Stock Reissued	1,063							1,063
Treasury Stock Value Acquired Cost Method	(450)							(450)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent	(60,320)								(60,320)
Transfers To Statutory Reserve					17,000	[1]	(17,000)
Ending Balance at Dec. 31, 2012	4,110,000	1,032	[1]	50,160	4,150,294	[1]	11,826	(444)	(102,868)
Net Income	599,327						599,327
Issuance of stock	6,860	2	[1]		6,858	[1]
Dividends Abstract
Dividends, Preferred Stock, Cash	(3,723)						(3,723)
Stock Issued During Period, Value, Treasury Stock Reissued	33							33
Treasury Stock Value Acquired Cost Method	(470)							(470)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent	(85,877)								(85,877)
Transfers To Statutory Reserve					13,000	[1]	(13,000)
Ending Balance at Dec. 31, 2013	$ 4,626,150	$ 1,034	[1]	$ 50,160	$ 4,170,152	[1]	$ 594,430	$ (881)	$ (188,745)

[1]	Prior periods balances and activity have been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.